Bank loans	6 Months Ended
Oct. 31, 2025
Debt Disclosure [Abstract]
Bank loans

9 Bank loans

On August 11, 2022, the Company has acquired a 5-year S$270,000 temporary bridging loan which expires in August 2027. The bank loan which carries interest of 4.75% per annum is secured by joint and several guarantee by Andrew Yeo Eng Sian (former Chief Executive Officer) and Beh Hook Seng (Executive Chairman). As of April 30, 2025 and October 31, 2025, the carrying amount of the bank loan was S$133,979 and S$106,508 (US$81,852), respectively.

On November 4, 2022, the Company has acquired another 5-year S$500,000 secured fixed rate bank loan which expires in November 2027. The bank loan which carries interest of 7.75% per annum is secured by joint and several guarantee by Beh Hook Seng, Andrew Teo Eng Sian, Wong Teck Far and Chua Jun Hao, David. This loan has been fully paid in May 2024.

Interest expenses for the six months periods ended October 31, 2024 and 2025 are S$4,916 and S$2,919 (US$2,244), respectively.

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
	Unaudited	Unaudited
Year ending October 31,
2026	56,951	43,767
2027	49,557	38,085
Total	106,508	81,852
Less: current portion	(56,951)	(43,767)
Long-term portion	49,557	38,085